Organization	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION
1.	ORGANIZATION

Consumer Capital Group, Inc. (“CCG” or the “Company”) was incorporated in Delaware on April 25, 2008. The accompanying consolidated financial statements include the financial statements of the Company, its wholly owned subsidiaries, and an affiliated PRC entity (“Affiliated PRC Entity”) that is controlled through contractual arrangements. On February 5, 2010, in connection with the execution of a Stock Right Transfer Agreement, America Pine Group Inc. transferred both 100% of the stock rights of its wholly owned subsidiary Arki (Beijing) E-commerce Technology Co., Ltd. and 100% of its stock rights of America Pine (Beijing) Bio-Tech to Consumer Capital Group, Inc., a California corporation and wholly owned subsidiary of the Company (“CCG California”).

On February 4, 2011, pursuant to a Plan and Agreement of Merger by and among Mondas Minerals Corp., its wholly owned subsidiary, CCG Acquisition Corp., a Delaware corporation (“CCG Delaware”), CCG California, and Scott D. Bengfort, Mondas Minerals Corp. merged its wholly-owned subsidiary CCG Delaware into CCG California, with CCG California surviving and CCG Delaware ceasing to exist. On February 7, 2011, the Company formed a new wholly-owned subsidiary by the name of “Consumer Capital Group Inc.” (“CCG Name Sub”) in Delaware solely for purposes of changing its corporate name to “Consumer Capital Group Inc.” in conjunction with the closing of the Merger. On February 17, 2011, the Company changed its name to Consumer Capital Group Inc. pursuant to a Certificate of Ownership filed with the Secretary of State of Delaware by merging CCG Name Sub into the Company with the Company surviving and the CCG Name Sub ceasing to exist. Unless the context specifies otherwise, references to the “Company” refers to CCG California prior to the Merger and the Company, its subsidiaries and Affiliated PRC Entity combined after the Merger.

Consumer Capital Group Inc. is authorized to issue up to 100,000,000 shares of common stock, par value $0.0001 per share. On February 4, 2011, Consumer Capital Group Inc. effected a reverse stock split (the “Stock Split”), as a result of which each 21.96 shares of Consumer Capital Group’s common stock then issued and outstanding was converted into one share of Mondas Minerals’ common stock.

Immediately prior to the merger, Consumer Capital Group, Inc. had 390,444,109 shares of its common stock issued and outstanding. In connection with the merger, Mondas Minerals issued 17,777,778 shares of its common stock in exchange for the issued and outstanding shares of common stock of CCG California. Immediately prior to the closing of the merger, there were 2,500,000 issued and outstanding shares of the Company’s common stock, 60% of which were held by the then principal stockholder, CEO, and sole director of the Company, Mr. Bengfort. As a part of the merger, CCG paid $335,000 in cash to Mr. Bengfort in exchange for his agreement to enter into various transaction agreements relating to the merger, as well as the cancellation of 1,388,889 shares of the Company’s common stock directly held by him, constituting 92.6% of his pre-merger holdings of Company common stock.

Effectively on June 26, 2018, one of the Company’s subsidiary, America Arki Fuxin Network Management Co. Ltd. (“America Arki”), ceased operation and cancelled its registration record in local industrial and commercial bureau. The disposal of America Arki did not represent a strategic shift that has a major effect on the Company’s operations and financial results, America Arki is not accounted for discontinued operation in the consolidated financial statements.

On August 21, 2018, the Company incorporated Arki (Tianjin) E-Commerce Ltd. (“Arki Tianjin E-Commerce”), a wholly-owned subsidiary of Arki Network and a limited liability company formed under the laws of the PRC. The Company developed the e-commerce business for art and antique through Arki Network and Arki Tianjin E-Commerce.

SHANGHAI ZHONGHUI FINANCIAL INFORMATION SERVICES CORP.

Established on May 26, 2014, under PRC laws, Shanghai Zhonghui Financial Information Services Corp. (“Shanghai Zhonghui”) offers financing and investment opportunities for small to medium sized business and investors, including outsource of financial information technologies, investment management, investment consulting, as well as other related asset management services in China.

On December 23, 2014, the Company and Shanghai Zhonghui entered into a Share Exchange Agreement (the “Agreement”), pursuant to which the Company agreed to acquire 51% of the capital stock of Shanghai Zhonghui (the “Acquisition”). Pursuant to the terms of the Agreement, the Company agreed to issue 5,000,000 shares of the Company’s common stock, to certain individuals affiliated with Shanghai Zhonghui (the “Affiliates”), valued at $1.00 per share for a total of $5,000,000 or approximately 31,000,000 RMB, to exchange 51% of the capital stock of Shanghai Zhonghui.

On December 28, 2016, the Company and Yanbian Yaotian Gas Group Co., Ltd, (the “Purchaser”) a company incorporated under the laws of the People’s Republic of China, entered into a definitive agreement to sell all of its interests in Shanghai Zhonghui.. In connection with the sale, Zhonghui Affiliates agreed to cancel 5,000,000 shares of our common stock obtained from the transaction. The Company has since ceased our peer-to-peer lending business.

YIN HANG FINANCIAL INFORMATION SERVICE (SHANGHAI) CO., LIMITED

Yin Hang Financial Information Service (Shanghai) Co., Limited (“Yin Hang”) was incorporated on November 22, 2013 under the laws of the People’s Republic of China (“PRC” or “China”). The Company collects service fees calculated based on the complexity, required time, contents and commercial value of the credit risk assessment services provided to lenders and borrowers on a third party peer to peer (“P2P”) online lending platform. On December 1, 2016, the Company through its variable interest entity, America Arki Network Service Beijing Co., Ltd entered into a Share Exchange Agreement with Yin Hang, pursuant to the Agreement, the Company agreed to acquire 100% of the capital stock of Yin Hang in exchange for the issuance of 4,680,000 shares of Company’s common stock. The shares are locked up for one year upon issuance and Yin Hang’s investor may sell up to 2% of the shares after such lock-up period. Further to a supplementary agreement dated March 28, 2017, as a payment for assisting in the acquisition, the Company also agreed to issue 320,000 shares of Common Stock to a third party.

On August 31, 2017, Arki Network and Yin Hang entered into a Supplementary Agreement and mutually agreed to terminate the Share Exchange Agreement, effective immediately, because companies in the financial information industry are not permitted to be controlled by foreign companies outside of China. As a result of the termination, Yin Hang is no longer be consolidated in the Company’s financial statements as of September 1, 2017 and its operations are reflected in discontinued operations.

Details of the Company’s wholly owned subsidiaries and its Affiliated PRC Entity as of December 31, 2018 are as follows:

Company	Date of Establishment	Place of Establishment	Percentage of Ownership by the Company		Principal Activities
Consumer Capital Group Inc. (“CCG “)	October 14, 2009	California USA	100%		U.S. holding company and headquarters of the consolidated entities. Commencing in July 2011, CCG performs the U.S. e-commerce operations.

Arki (Beijing) E-Commerce Technology Corp. (“Arki E-Commerce”)	March 6, 2008	PRC	100%		Maintains the various computer systems, software and data. Owns the intellectual property rights of the “consumer market network”.

America Pine (Beijing) Bio-Tech, Inc. (“America Pine”)	March 21, 2007	PRC	100	%(1)	Assists in payment collection for e-commerce business.

America Arki Network Service Beijing Co. Ltd. (“Arki Network” and Affiliated PRC Entity”)	November 26, 2010	PRC	0	%(2)	Entity under common control through relationships between Fei Gao and the Company. Holds the business license and permits necessary to conduct e-commerce operations in the PRC

Company	Date of Establishment	Place of Establishment	Percentage of Ownership by the Company		Principal Activities
America Arki (Tianjin) Capital Management Partnership (“Arki Capital”)	October 22, 2015	PRC	51	%(3)	Offer asset management, management consulting, internet information services as well as advertising design, production, agent, publishing.

Arki (Tianjin) E-Commerce, Ltd. (“Arki Tianjin E-Commerce”)	August 21, 2018	PRC	100%		Collects service fees of the sales amount for all the revenues realized on the platform for trading of antiques.

(1)	Wholly foreign owned entities (WFOE)
(2)	VIE
(3)	Arki Network owned entities

In order to comply with PRC laws and regulations which prohibit foreign control of companies involved in internet content, the Company operates its website using the licenses and permits held by Arki Network, a 100% PRC owned entity. The equity interests of Arki Network are legally held directly by Mr. Jianmin Gao and Mr. Fei Gao, shareholders and directors of the Company. The effective control of Arki Network is held by Arki E-Commerce and America Arki (ceased operation on June 26, 2018) through a series of contractual arrangements (the “Contractual Agreements”). As a result of the Contractual Agreements and cessation of operation of America Arki, Arki E-Commerce maintain the ability to control Arki Network, and are entitled to substantially all of its economic benefits and are obligated to absorb all of its losses. Therefore, the Company consolidates Arki Network as a variable interest entity (“VIE”) in accordance with SEC Regulation SX-3A-02 and the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 810, “Consolidation in accounting for a variable interest entity (“VIE”).”

The following is a summary of the Contractual Agreements of the Company’s VIE structure:

The shareholders of Arki Network, namely Mr. Jianmin Gao and Mr. Fei Gao, entered into a loan agreement with America Arki on February 3, 2011. Under this loan agreement, America Arki granted an interest-free loan of RMB 1.0 million to Mr. Jianmin Gao and Mr. Fei Gao, collectively, for their capital contributions to Arki Network, as required by the PRC. The term of the loan is for ten years from the date of execution until the date when America Arki requests repayment. America Arki may request repayment of the loan with 30 days’ advance notice. The loan is not repayable at the discretion of the shareholders and is eliminated upon consolidation. As America Arki ceased operation subsequently, the recourse right of the RMB 1.0 million has been transferred to substituted controller, Arki E-Commerce.

The shareholders of Arki Network entered into an option agreement with America Arki on February 3, 2011, under which the shareholders of Arki Network jointly and severally granted to America Arki an option to purchase their equity interests in Arki Network. The purchase price will be set off against the loan repayment under the loan agreement. America Arki may exercise such option at any time until it has acquired all equity interests of Arki Network or freely transferred the option to any third party and such third party assumes the rights and obligations of the option agreement. As America Arki ceased operation subsequently, the option rights are held by Arki E-Commerce.

America Arki and Arki Network entered into an exclusive business cooperation agreement deemed effective on November 26, 2010, under which Arki Network engaged America Arki as its exclusive provider of technical support, consulting services, maintenance and other commercial services. Arki Network shall pay to America Arki service fees determined based on the net income of Arki Network and which are eliminated in consolidation. America Arki shall exclusively own any intellectual property arising from the performance of this agreement. This agreement has a term of ten years from the effective date and can only be terminated mutually by the parties in a written agreement. During the term of the agreement, Arki Network may not enter into any agreement with third parties for the provision of identical or similar service without the prior consent of America Arki. As America Arki ceased operation subsequently, the rights are held by Arki E-Commerce.

The shareholders of Arki Network entered into a share pledge agreement with America Arki on February 3, 2011 under which the shareholders pledged all of their equity interests in Arki Network to America Arki as collateral for all of the payments due to America Arki and to secure their obligations under the above agreements. The shareholders of Arki Network may not transfer or assign the shares or the rights and obligations in the share pledge agreement or create or permit any pledges which may have an adverse effect on the rights or benefits of America Arki without America Arki’s preapproval. America Arki is entitled to transfer or assign in full or in part the shares pledged. In the event of default, America Arki, will be entitled to request immediate repayment of the loan or to dispose of the pledged equity interests through transfer or assignment. As America Arki ceased operation subsequently, the rights are held by Arki E-Commerce.

The shareholders of Arki Network entered into a power of attorney agreement with America Arki effective on November 26, 2010 under which the shareholders irrevocably appointed Arki E-Commerce and America Arki to vote on their behalf on all matters they are entitled to vote on, including matters relating to the transfer of any or all of their respective equity interests in the entity and the appointment of the chief executive officer and other senior management members. As America Arki ceased operation subsequently, the rights are held by Arki E-Commerce.